Earnings per Share (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted

The following information was used in the computation of basic earnings per share (EPS) for the three months ended December 31, 2014 and 2013 (in thousands except share data).

	Three Months Ended December 31,
	2014	2013
Net income	$26,697	$28,604
Weighted average common shares outstanding	57,895,783	57,886,114
Dilutive effect of stock based compensation	—	—

Weighted average common shares outstanding for diluted earnings per share calculation	$57,895,783	$57,886,114

Basic earnings per share	$0.46	$0.49

Diluted earnings per share	$0.46	$0.49

The following information was used in the computation of basic earnings per share (EPS) for the years ended September 30, 2014 and 2013 (in thousands except share data).

	2014	2013	2012
Basic earnings per share computation:
Net income	$104,952	$96,243	$72,995
Weighted average common shares outstanding	57,886,114	57,886,114	57,886,114

Basic EPS	$1.81	$1.66	$1.26